INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details)			1 Months Ended			12 Months Ended
	Mar. 15, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions						$ 78,000,000	$ 620,000,000
Proceeds from sales of investments accounted for using equity method						1,289,000,000	0	$ 0
Gain (loss) on disposition of business						338,000,000	0	$ 0
Gain (Loss) on Disposition of Business, Net of Tax						209,000,000
Associates and joint ventures with quoted prices in an active market		$ 0				$ 0	$ 0
Brazil electricity transmission operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						15.00%
Texas electricity transmission project [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						11.00%
Colombian Gas Distribution Operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Number of associates and joint ventures						4.00
Chilean electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	27.80%
Proceeds from sales of investments accounted for using equity method	$ 1,300,000,000
Gain (loss) on disposition of business						$ 338,000,000
Gain (Loss) on Disposition of Business, Net of Tax						209,000,000
Reclassification adjustments on exchange differences on translation, net of tax						$ 35,000,000
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						45.00%
Gain (loss) on investment			$ 0
Proportion of ownership interest in subsidiary							8.00%
Decrease in investments in subsidiaries, joint ventures and associates							$ 177,000,000
Acquisitions							$ 349,000,000
Ownership Interest		45.00%
Brazillian Rail Business [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						11.00%
North American west coast container terminal [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						19.00%
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						13.00%
Australian Ports Operation2 [Domain]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						50.00%
European port operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						40.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						50.00%
Acquisitions				$ 200,000,000	$ 312,000,000
North American gas storage operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						20.00%
European Telecommunications Infrastructure Operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest						21.00%